MATERIAL ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Estimated Mine Life [Member]
Statement [Line Items]
Estimated year of mine life	17 years	18 years